Significant Accounting Judgments, Estimates and Assumptions	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Significant Accounting Judgments, Estimates and Assumptions
4.	Significant Accounting Judgments, Estimates and Assumptions
The preparation of the Group’s consolidated financial statements requires the management to make estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures. These estimates and assumptions are based on the best judgment of the management in light of historical experience and various factors deemed to be reasonable as of the fiscal year end date. Given their nature, uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.
The estimates and assumptions are continuously reviewed by the management. The effects of a change in estimates and assumptions are recognized in the period of the change or in the period of the change and future periods. Among estimates and assumptions made by the management, the following are ones that may have a material effect on the amounts recognized in the consolidated financial statements of the Group:

(a)	Impairment

i	Investments in associates and joint ventures and other non-financial assets
Non-current
assets other than goodwill
Non-current
assets other than goodwill, such as right-of-use assets, property and equipment, intangible assets with definite useful lives and investments in associates and joint ventures are assessed for indications of impairment at the end of the reporting period. The Group evaluates both internal and external sources of information to assess whether impairment indicators exist. Some of the impairment indicators are evidence of obsolescence or significant adverse changes in the technological, market, economic or legal environment of the market in which the Group operates, or the asset is dedicated. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent, if any, of the impairment loss. The recoverable amount is the grater of its value in use and its fair value less cost to sell. An impairment loss is recognized and the carrying amount is adjusted to be equal to its recoverable amount, if the carrying amount of an asset or a CGU exceeds its recoverable amount. The determination of the recoverable amount based on its value in use involves the use of estimates by the Group’s management that can have a material impact on the respective values and ultimately the amount of any impairment.
The value in use is estimated by applying a pre-tax discount rate to the estimated future cash flow expected to be generated by the asset or CGU. The estimate of the value in use mainly includes the following assumptions:

–	Pre-tax discount rate reflected such as weighted average cost of capital of comparable companies and control premium.

–	Terminal growth rate (the Group uses terminal growth rate for cash flow projections beyond the planning period of financial budget).
The cash flow projections are based on the financial budgets approved by the Group’s management. The projections represent management’s best estimate taken into account past experience as well as using internal and external information.
Goodwill
The goodwill impairment test requires the Group to exercise judgment and assess whether the carrying value of the CGU to which goodwill has been allocated can be supported by the recoverable amount of such CGU to which goodwill has been allocated.
The recoverable amount of a CGU is determined based on a value in use calculation which involves the use of estimates. The main assumptions used in the value in use calculation include the discount rate, terminal growth rate and expected future cash flow projections for a period of up to five years from financial budgets approved by the management. Cash flow projections beyond the planning period are extrapolated using terminal growth rates. Cash flow projections take into account past experience and represent management’s best estimates. These assumptions can be subject to significant adjustments from such factors as user trend, spending on marketing, IT spending of corporations, and competition from competitors. The key assumptions used to determine the recoverable amounts of the different CGU to which goodwill has been allocated are disclosed and further explained in Note 11 Impairment.

ii	Financial assets measured at amortized cost and fair value through other comprehensive income
The Group assesses the expected credit losses associated with its assets carried at amortized cost and FVOCI. The impairment methodology depends on whether there has been a significant increase in credit risk in the individual financial asset or the asset group including the financial asset. If there has been a significant increase in credit risk, the Group measures the loss allowance for the individual financial asset or group of financial assets at an amount equal to the lifetime expected credit losses considering all reasonable and supportable information including that which is forward looking. If there has been no significant increase in credit risk, the Group measures the loss allowance for the financial asset or group of financial assets at an amount equal to the
12-month
expected credit losses.
For trade receivables, the Group measures the loss allowance at an amount equal to lifetime expected credit losses from initial recognition, hence applies the simplified approach in accordance to IFRS 9.

(b)	Recoverability of deferred tax assets
Regarding temporary differences, which are differences between carrying value of an asset or liability in the Consolidated Statements of Financial Position and its tax base, the Group recognizes deferred tax assets and deferred tax liabilities. The deferred tax assets and deferred tax liabilities are calculated using the tax rates based on tax laws that have been enacted or substantively enacted by the end of the reporting period and the tax rates that are expected to apply to the period when the deferred tax asset is realized or the deferred tax liability is settled. Deferred tax assets are recognized for all deductible temporary differences, unused tax losses carryforward and unused tax credits carryforward to the extent that it is probable that taxable income will be available. The estimation of future taxable income is calculated based on financial budgets approved by management of the Group, and it is based on management’s subjective judgments and assumptions. The Group considers these estimates to be significant because any adjustments in the assumed conditions and amendments of tax laws in the future may significantly affect the amounts of deferred tax assets and deferred tax liabilities.

(c)	Methods of determining fair value for financial instruments measured at fair value
Financial assets and financial liabilities held by the Group are measured at the following fair values:

–	quoted prices in active markets for identical assets or liabilities;

–	fair value calculated using observable inputs other than quoted prices for the assets or liabilities, either directly or indirectly; and

–	fair value calculated using valuation techniques incorporating unobservable inputs.
In particular, the fair value estimates using valuation techniques that incorporate unobservable inputs are based on the judgment and assumptions of Group management, such as experience assumptions, and the use of specific numerical calculation models, such as discounted cash flow models.

(d)	Provisions
The Group recognizes asset retirement obligations related to lease in the Consolidated Statements of Financial Position. These provisions are recognized based on the best estimates of the costs expected to incur for the restoration of the lease properties to the state as specified in the rental agreements upon termination of the leases. The estimation takes risks and uncertainty related to the obligations into account as of the fiscal year end date.
The Group records a provision for the licensing expense payable to the third-party platform partners upon redemption of promotional virtual credits for virtual items by end users in the future. For promotional and marketing purposes, virtual credits are given to end users free of charge.

(e)	Defined benefit plans
The cost of the defined benefit plan and the present value of the obligation are determined using actuarial valuations. An actuarial valuation involves making various assumptions, including the determination of the discount rate and future salary increases.
The Group determines the discount rate based on market returns of high-quality corporate bonds consistent with currencies and estimated payment terms applicable to the defined benefit obligations as of the reporting date in order to calculate present value of the defined benefit obligations. Estimated future salary increases are based on historical salary increases and expected future inflation rates.
Due to the complexities involved in the valuation and its long-term nature, a defined benefit obligation is highly sensitive to changes in these assumptions. All assumptions are reviewed at each reporting date.
Further details about the Group’s defined benefit obligations are presented in Note 16 Employment Benefits.

(f)	Share-based payments
Share-based payment expenses related to stock options granted to directors and employees are estimated based on the option’s fair value determined under the Black-Scholes-Merton (“Black-Scholes”) option pricing model and binomial option pricing model. The Black-Scholes model and binomial option pricing model require various highly judgmental assumptions, including expected volatility, expected life of stock options and fair value of share capital at the time of option grants, which will be discussed further below.
Expected volatility is estimated based on the historical volatility of reference companies which are comparable with the Company and the Group. The expected life of stock options is estimated based on the expectation of future stock price movements and expected exercise patterns of the option holders.

(g)	Valuation of common shares
Until the Company’s initial public offering in July 2016, the Group exercised significant judgment in determining fair value of common shares at the time of option grants. Valuation is based on all relevant facts and circumstances known at the time of valuation, including but not limited to factors such as historical financial results and projections of the Group’s future operating and financial performance; market performance of comparable publicly traded companies; overall economic and industry outlook; and third-party valuations of the Group’s common shares as of the date of stock option grants.

(h)	Revenues
For revenues attributable to the sales of
in-game/app
virtual items developed by the Group, revenues are recognized over periods over which the benefits are expected to be consumed by end users, taking into consideration historical data on purchase patterns, log-on
information, and the removal rates of virtual items.
For revenues attributable to the sales of LINE Stickers, Creator Stickers and emojis, revenues are recognized over the estimated periods over which LINE Stickers, Creator Stickers and emojis are expected to be used by users, taking into consideration historical data on usage and user behavior.